SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Venture capital investments	$ 28,100,000
Restricted securities	$ 28,125,998	$ 35,929,006